General and Administrative Expenses and Project Evaluations Costs - Summary of Reclassification Previously Reported Consolidated Statement of Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative costs	$ 7,406	$ 8,256	$ 7,595
Share-based compensation	$ 2,754	2,338	2,806
As Previously Reported [Member]
General and administrative costs		10,594	10,401
Reclassification [Member]
General and administrative costs		(2,338)	(2,806)
Share-based compensation		$ 2,338	$ 2,806